Goodwill and intangible assets with indefinite useful lives - Summary of goodwill and intangible assets with indefinite useful lives (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	€ 30,994,000,000	€ 31,738,000,000
Additions	352,000,000	71,000,000
Disposals		(12,000,000)
Impairment losses and assets write-offs	(514,000,000)	0	€ 0
Translation differences and other	1,154,000,000	(803,000,000)
Intangible assets and goodwill at end of period	31,986,000,000	30,994,000,000	31,738,000,000
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,173,000,000	15,507,000,000
Additions	290,000,000	66,000,000
Disposals		(12,000,000)
Impairment losses and assets write-offs	(514,000,000)
Translation differences and other	395,000,000	(388,000,000)
Intangible assets and goodwill at end of period	15,344,000,000	15,173,000,000	15,507,000,000
Goodwill | Gross amount
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,211,000,000	15,545,000,000
Additions	290,000,000	66,000,000
Disposals		(12,000,000)
Impairment losses and assets write-offs	0
Translation differences and other	395,000,000	(388,000,000)
Intangible assets and goodwill at end of period	15,896,000,000	15,211,000,000	15,545,000,000
Goodwill | Accumulated impairment losses
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	(38,000,000)	(38,000,000)
Additions	0	0
Disposals		0
Impairment losses and assets write-offs	514,000,000
Translation differences and other	0	0
Intangible assets and goodwill at end of period	(552,000,000)	(38,000,000)	(38,000,000)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	15,796,000,000	16,212,000,000
Additions	61,000,000	0
Disposals		0
Impairment losses and assets write-offs	0
Translation differences and other	761,000,000	(416,000,000)
Intangible assets and goodwill at end of period	16,618,000,000	15,796,000,000	16,212,000,000
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets and goodwill at beginning of period	25,000,000	19,000,000
Additions	1,000,000	5,000,000
Disposals		0
Impairment losses and assets write-offs	0
Translation differences and other	(2,000,000)	1,000,000
Intangible assets and goodwill at end of period	€ 24,000,000	€ 25,000,000	€ 19,000,000